                                                                                                                             September 11, 2015

BNY MELLON FUNDS TRUST

Supplement to Statement of Additional Information
dated December 31, 2014

Effective September 15, 2015, the following information supplements and supersedes any contrary information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the funds' portfolio managers, if any, who are in addition to the primary portfolio managers listed in the prospectus. See the prospectus for a list of, and certain other information regarding, the primary portfolio manager(s) for your fund.

Fund	Additional Portfolio Managers
AAF	N/A
BF	N/A
CBF	N/A
EMF	N/A
FEOF	Luis P. Rhi
ISF	N/A
IBF	N/A
IAF	Danny Lai
IEIF	N/A
IF	N/A
LCMOF	N/A
LCSF	N/A
MIMBF	N/A
MCMF	N/A
MOF	N/A
NIMBF	N/A
NSMBF	N/A
NYITBF	N/A
PIMBF	N/A
SUSGF	John F. Flahive
SCMF	N/A
SMCMF	N/A
TLCMF	N/A

The following table lists the number and types of accounts (including the funds) advised by the primary portfolio managers shown below and assets under management in those accounts as of July 31, 2015:

MFT-SAISTK-0915

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Gregory J. Conant	2	$476.6M	None	N/A	137	$1.2B
John F. Flahive	8	$6.5B	None	N/A	3000	$20.0B
J. Christopher Nicholl	1	$1.0B	None	N/A	140	$1.4B
Stephen J. O'Brien	1	$323M	None	N/A	149	$3.1B
Timothy J. Sanville	6	$2.9B	None	N/A	80	$819.0M

The following table provides information on accounts managed (included within the table above) by the primary portfolio managers shown below that are subject to performance-based advisory fees:

Primary Portfolio Manager	Type of Account	Number of Accounts	Total Assets of Accounts
Gregory J. Conant	N/A	N/A	N/A
John F. Flahive	N/A	N/A	N/A
J. Christopher Nicholl	N/A	N/A	N/A
Stephen J. O'Brien	N/A	N/A	N/A
Timothy J. Sanville	N/A	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of July 31, 2015:

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Gregory J. Conant	PIMBF	None
	NYITBF	None
John F. Flahive	AAF	None
	BF	None
	CBF	None
	IBF	None
	MOF	None
John F. Flahive (continued)	NIMBF	None
	NSMBF	None
	NYITBF	None
J. Christopher Nicholl	NSMBF	None
Stephen J. O'Brien	MIMBF	None
Timothy J. Sanville	BF	None
	CBF	None
	IBF	None
	SUSGF	None